UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Artha Capital Management, Inc.
Address: 300 First Stamford Place
         Suite 440
         Stamford, Connecticut  06902

13F File Number:  028-11485

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Yacos
Title:     Chief Financial Officer
Phone:     203.653.5300

Signature, Place, and Date of Signing:

 /s/ Mark Yacos     Stamford, Connecticut/USA     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    9

Form 13F Information Table Value Total:    $210,318 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    028-14845                     Artha Capital Singapore Pte. Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BAIDU INC                      SPON ADR REP A   056752108    30527   261159 SH       DEFINED 1              261159
BANCO BRADESCO S A             SP ADR PFD NEW   059460303     7190   447400 SH       DEFINED 1              447400
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102    23680   338812 SH       DEFINED 1              338812
COMPANHIA BRASILEIRA DE DIST   SPN ADR PFD CL A 20440T201     5337   118321 SH       DEFINED 1              118321
GRUPO TELEVISA SA              SPON ADR REP ORD 40049J206    54612  2322908 SH       DEFINED 1             2322908
ISHARES INC                    MSCI BRAZIL      464286400    18588   343848 SH       DEFINED 1              343848
ISHARES TR                     MSCI EMERG MKT   464287234      987    23878 SH       DEFINED 1               23878
SPDR GOLD TRUST                GOLD SHS         78463V107    45717   265968 SH       DEFINED 1              265968
VALE S A                       ADR              91912E105    23680  1322911 SH       DEFINED 1             1322911